Shareholder Report, Line Graph (Details) 74200180200_Putnam Global Technology Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 60,305	$ 51,349	$ 37,678	$ 29,113	$ 41,140	$ 30,145	$ 18,573	$ 17,663	$ 14,010	$ 10,000	$ 88,208
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	26,721	23,076	18,694	16,406	19,504	15,161	13,011	13,048	11,711	10,000	$ 32,693
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Global Technology Linked Benchmark
Accumulated Value	59,573	49,204	36,150	28,388	35,702	27,230	17,632	16,880	12,977	10,000	$ 85,758
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Information Technology Index-NR
Accumulated Value	$ 57,826	$ 47,761	$ 35,090	$ 27,555	$ 34,894	$ 26,211	$ 17,089	$ 16,539	$ 13,199	$ 10,000	$ 83,243